Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade Payables And Accrued Liabilities [Abstract]
Trade payables and accrued liabilities [Text Block]	8. Trade payables and accrued liabilities
	December 31, 2019 $	December 31, 2018 $
Trade payables	235,421	229,422
Accrued liabilities	148,364	83,559
	383,785	312,981